UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F - AMENDED

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ X ];               Amendment Number: 1
       This Amendment (Check only one):         [ X ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/Lord Balniel               London, England            10th May 2006
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      58
                                                  -----------------------

Form 13F Information Table Value Total:              $ 261,080 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None

ALLSTATE CORP                 COM       20002101        257           7,072    SH    Shared-Defined     0                      7,072
ALTRIA GROUP INC              COM       02209S103       579          14,800    SH    Shared-Defined     0                     14,800
AMERICAN EXPRESS CO           COM       25816109      1,216          41,154    SH    Shared-Defined     0                     41,154
AMERICAN INTL GROUP INC       COM       26874107        508           8,000    SH    Shared-Defined     0                      8,000
BANK NOVA SCOTIA HALIFAX      COM       64149107      1,199          60,000    SH    Shared-Defined     0                     60,000
BEACON ROOFING
    SUPPLY INC                COM       73685109      5,466         181,800    SH    Shared-Defined     0                    181,800
BOEING CO                     COM       97023105      5,607          80,600    SH    Shared-Defined     0                     80,600
BRUNSWICK CORP                COM       117043109         0       1,954,545    SH    Shared-Defined     0                  1,954,545
CADIZ INC                   COM NEW     127537207     1,224         120,840    SH    Shared-Defined     0                    120,840
CHUBB CORP                    COM       171232101    17,209         228,330    SH    Shared-Defined     0                    228,330
CISCO SYS INC                 COM       17275R102       181          14,430    SH    Shared-Defined     0                     14,430
DIGITAS INC                   COM       25388K104    11,920       1,209,980    SH    Shared-Defined     0                  1,209,980
DOW CHEM CO                   COM       260543103       319          14,200    SH    Shared-Defined     0                     14,200
EL PASO CORP                  COM       283361109     8,448         892,500    SH    Shared-Defined     0                    892,500
EMERSON ELEC CO               COM       291011104       431           5,750    SH    Shared-Defined     0                      5,750
ENERGY CONVERSION
    DEVICES IN                COM       292659109     2,439          56,400    SH    Shared-Defined     0                     56,400
EXELON CORP                   COM       30161N101    21,244         546,335    SH    Shared-Defined     0                    546,335
EXXON MOBIL CORP              COM       30231G102     2,745          76,734    SH    Shared-Defined     0                     76,734
GENENTECH INC               COM NEW     368710406     1,360          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     4,596         235,416    SH    Shared-Defined     0                    235,416
HERSHEY CO                    COM       427866108       375          13,170    SH    Shared-Defined     0                     13,170
HUNTSMAN CORP                 COM       447011107       189          18,000    SH    Shared-Defined     0                     18,000
INTEL CORP                    COM       458140100       250          17,300    SH    Shared-Defined     0                     17,300
INVERNESS MED
    INNOVATIONS IN            COM       46126P106     1,430          67,000    SH    Shared-Defined     0                     67,000
ITT INDS INC IND              COM       450911102       333          11,000    SH    Shared-Defined     0                     11,000
JOHNSON & JOHNSON             COM       478160104       539          16,484    SH    Shared-Defined     0                     16,484
KYPHON INC                    COM       501577100    11,017         381.650    SH    Shared-Defined     0                    381.650
LIBERTY MEDIA CORP NEW     COM SER A    530718105       180          38,400    SH    Shared-Defined     0                     38,400
MACQUARIE
    INFRASTRUCTURE CO      SH BEN INT   55607X108     3,149         124,150    SH    Shared-Defined     0                    124,150
MARSH & MCLENNAN
    COS INC                   COM       571748102       131           7,740    SH    Shared-Defined     0                      7,740
MEDICSIGHT INC              COM NEW     58470A205       360         133,334    SH    Shared-Defined     0                    133,334
MEDTRONIC INC                 COM       585055106       881          31,652    SH    Shared-Defined     0                     31,652
MICROSOFT CORP                COM       594918104    11,978         563,560    SH    Shared-Defined     0                    563,560
MOODYS CORP                   COM       615364105     5,785          87,700    SH    Shared-Defined     0                     87,700
MORGAN STANLEY                COM       617446448    24,468         503,225    SH    Shared-Defined     0                    503,225
NATIONAL OILWELL
    VARCO INC                 COM       637071101     1,581          27,570    SH    Shared-Defined     0                     27,570
NEWMONT MINING CORP           COM       651639106       316           8.090    SH    Shared-Defined     0                      8.090
NUVASIVE INC                  COM       670704105     1,585          99,920    SH    Shared-Defined     0                     99,920
OFFICE DEPOT INC              COM       676220106     5,191         135,600    SH    Shared-Defined     0                    135,600
ORACLE CORP                   COM       68389X105       182          13,000    SH    Shared-Defined     0                     13,000
ORIENT-EXPRESS HOTELS LTD     CL A      G67743107     8,307         273,940    SH    Shared-Defined     0                    273,940
PEPSICO INC                   COM       713448108       849          25,830    SH    Shared-Defined     0                     25,830
PROCTER & GAMBLE CO           COM       742718109       410          12,960    SH    Shared-Defined     0                     12,960
REVLON INC                    CL A      716525500    10,500       4,143,524    SH    Shared-Defined     0                  4,143,524
REYNOLDS AMERICAN INC         COM       761713106     3,996          51,795    SH    Shared-Defined     0                     51,795
ROCKWELL COLLINS INC          COM       774341101     6,102         147,500    SH    Shared-Defined     0                    147,500
RYANAIR HLDGS PLC          SPONSORED
                              ADR       783513104     3,860          75,400    SH    Shared-Defined     0                     75,400
SALESFORCE COM INC            COM       79466L302     5,848         226,310    SH    Shared-Defined     0                    226,310
SARA LEE CORP                 COM       803111103    11,724         925,850    SH    Shared-Defined     0                    925,850
SCHLUMBERGER LTD              COM       806857108    18,669         421,885    SH    Shared-Defined     0                    421,885
SEASPAN CORP                  SHS       Y75638109     3,460         187,815    SH    Shared-Defined     0                    187,815
SONUS NETWORKS INC            COM       835916107     3,522         933,072    SH    Shared-Defined     0                    933,072
SOUTH FINL GROUP INC          COM       837841105     1,192          77,325    SH    Shared-Defined     0                     77,325
STERLING BANCORP              COM       859158107     2,120         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103        53          11,170    SH    Shared-Defined     0                     11,170
SYSCO CORP                    COM       871829107       304          17,000    SH    Shared-Defined     0                     17,000
TD AMERITRADE HLDG CORP       COM       87236Y108     5,868         418,200    SH    Shared-Defined     0                    418,200
UNITED TECHNOLOGIES
   CORP                       COM       913017109    17,428         400,110    SH    Shared-Defined     0                    400,110